Apr. 28, 2017

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 28, 2017

with respect to

Thrivent Partner Healthcare Portfolio

On September 11, 2017, BlackRock Investment Management, LLC will replace Sectoral Asset Management Inc. as the subadviser of Thrivent Partner Healthcare Portfolio (the “Portfolio”). As a result, the following changes to the prospectus will be made on that date.

1.	The third paragraph under “Principal Strategies” in the “Summary Section” will be deleted and replaced with the following:

BlackRock Investment Management, LLC, the Portfolio’s subadviser, considers a variety of factors when choosing investments for the Portfolio, including (i) identifying companies and industries that appear to have the potential for above-average returns; and (ii) identifying companies that are expected to show above-average growth over the long-term, as well as those that appear to be trading below their true worth. The Portfolio will generally sell a stock when, in the opinion of the subadviser, the stock reaches its price target or if there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere.